Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net consisted of the following:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Accounts receivable	$7,944,942	$8,616,667	$1,101,045
Less: Provision for credit losses	(241,959)	(225)	(29)
Accounts receivable, net	$7,702,983	$8,616,442	$1,101,016

Schedule of Provision for Doubtful Accounts	The following table sets forth the movement of provision for credit losses:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$189,016	$241,959	$30,918
Cumulative-effect adjustment of adoption of CECL	-	(189,671)	(24,236)
Addition	142,194	88,578	11,319
Write-off	(89,251)	(140,641)	(17,972)
Ending balance	$241,959	$225	$29